Equity Method Investments (Schedule Of Equity Method Investments) (Details)	Dec. 31, 2015
Hardy Storage Company, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of voting power held	50.00%
LLC Membership | Pennant Midstream, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of voting power held	47.50%